Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment Pemex Exploration and Production (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (9,903,148)	$ (25,947,103)	$ (17,548,991)	$ (66,084,491)
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			(36,392,092)	(6,548,396)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			(171,830)	0
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			$ 19,014,931	$ (59,536,095)